Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 856,797	$ 540,473
Accounts receivable and other	190,676	121,082
Inventories	278,995	235,890
Current other assets	138,932	2,832
Current derivative assets	52	2,502
Assets held for sale	16,686	27,627
Current assets	1,482,138	930,406
Restricted cash	2,177	2,085
Deferred tax assets	19,487	14,748
Other assets	120,418	185,209
Non-current derivative assets	0	7,036
Property, plant and equipment	4,118,782	3,755,559
Goodwill	92,591	92,591
Assets held for sale	5,835,593	4,987,634
Current liabilities
Accounts payable and accrued liabilities	366,690	254,030
Current portion of lease liabilities	4,693	5,020
Current portion of asset retirement obligations	5,071	4,019
Current derivative liabilities	25,587	279
Liabilities associated with assets held for sale	10,133	10,867
Current liabilities	412,174	274,215
Debt	915,425	636,059
Lease liabilities	10,030	12,092
Employee benefit plan obligations	10,910	10,261
Asset retirement obligations	127,925	125,090
Non-current derivative liabilities	35,743	18,843
Deferred income tax liabilities	434,939	399,109
Total liabilities	1,947,146	1,475,669
Equity
Share capital	3,433,778	3,413,365
Treasury stock	(12,970)	(19,263)
Contributed surplus	2,612,762	2,617,216
Accumulated other comprehensive income (loss)	56,183	(4,751)
Deficit	(2,193,163)	(2,488,420)
Total equity attributable to shareholders of the Company	3,896,590	3,518,147
Attributable to non-controlling interests	(8,143)	(6,182)
Total equity	3,888,447	3,511,965
Total liabilities and equity	$ 5,835,593	$ 4,987,634